Employee Benefit And Retirement Plans Defined Benefit Plan, Fair Value of Plan Assets Disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 74.6		$ 73.1	$ 66.2
Partnership Interest [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46.3		47.4	34.9
Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28.3		25.2	25.2
Pension Assets, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0.5	6.1
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	634.9		635.0	576.9
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	100.00%		100.00%	100.00%
U.S. [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	309.7		0
U.S. [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	256.5		572.6
U.S. [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	68.7		62.4
U.S. [Member] | U.S. Large Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	121.2	[1],[2]	155.0
U.S. [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	70.8	[1],[2]	0
U.S. [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50.4	[1],[2]	155.0
U.S. [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
U.S. [Member] | U.S. Small Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23.1	[1],[2]	30.6
U.S. [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23.1	[1],[2]	0
U.S. [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	30.6
U.S. [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
U.S. [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	109.6	[1],[2]	130.0
U.S. [Member] | International Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25.6	[1],[2]	0
U.S. [Member] | International Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	84.0	[1],[2]	130.0
U.S. [Member] | International Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
U.S. [Member] | Equity Securities, Entity Size [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	253.9	[1],[2]	315.6
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	40.00%		50.00%	53.00%
U.S. [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	119.5	[1],[2]	0
U.S. [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	134.4	[1],[2]	315.6
U.S. [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
U.S. [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	72.0	[2],[3]	71.5
U.S. [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56.3	[2],[3]	0
U.S. [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15.7	[2],[3]	71.5
U.S. [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Other Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31.0	[2],[3]	31.4
U.S. [Member] | Other Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16.9	[2],[3]	0
U.S. [Member] | Other Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14.1	[2],[3]	31.4
U.S. [Member] | Other Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.4	[2],[3]	10.0
U.S. [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.4	[2],[3]	10.0
U.S. [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	158.7	[2],[3]	110.8
U.S. [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	117.0	[2],[3]	0
U.S. [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.7	[2],[3]	110.8
U.S. [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.2	[2],[3]	7.9
U.S. [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.2	[2],[3]	7.9
U.S. [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	286.3	[2],[3]	231.6
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	45.00%		36.00%	33.00%
U.S. [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	190.2	[2],[3]	0
U.S. [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96.1	[2],[3]	231.6
U.S. [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
U.S. [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18.4	[4]	17.5
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	3.00%		3.00%	3.00%
U.S. [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0
U.S. [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18.4	[4]	17.5
U.S. [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0
U.S. [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47.8	[5]	45.1
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	7.00%		7.00%	6.00%
U.S. [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0
U.S. [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.8	[5]	2.4
U.S. [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46.0	[5]	42.7
U.S. [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22.7	[6]	19.2
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	4.00%		3.00%	3.00%
U.S. [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[6]	0
U.S. [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[6]	0
U.S. [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22.7	[6]	19.2
U.S. [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5.8	[7]	5.5
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	1.00%		1.00%	1.00%
U.S. [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[7]	0
U.S. [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5.8	[7]	5.5
U.S. [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[7]	0
U.S. [Member] | Pension Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0.5
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	0.00%		0.00%	1.00%
U.S. [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
U.S. [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
U.S. [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0.5
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	484.5		426.3	410.6
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	100.00%		100.00%	100.00%
International [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	243.4		109.2
International [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	235.2		306.4
International [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5.9		10.7
International [Member] | U.S. Large Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.9	[1],[2]	19.1
International [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.2	[1],[2]	0
International [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.7	[1],[2]	19.1
International [Member] | U.S. Large Cap Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
International [Member] | U.S. Small Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	5.8
International [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	5.8
International [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
International [Member] | U.S. Small Cap Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
International [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45.1	[1],[2]	103.1
International [Member] | International Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	42.0	[1],[2]	55.6
International [Member] | International Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	[1],[2]	47.5
International [Member] | International Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
International [Member] | Equity Securities, Entity Size [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	55.0	[1],[2]	128.0
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	11.00%		30.00%	18.00%
International [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50.2	[1],[2]	61.4
International [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4.8	[1],[2]	66.6
International [Member] | Equity Securities, Entity Size [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1],[2]	0
International [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Other Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32.3	[2],[3]	17.3
International [Member] | Other Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32.3	[2],[3]	17.3
International [Member] | Other Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Other Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	58.6	[2],[3]	71.5
International [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	52.5	[2],[3]	6.0
International [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6.1	[2],[3]	65.5
International [Member] | Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	90.9	[2],[3]	88.8
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	19.00%		21.00%	20.00%
International [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	84.8	[2],[3]	23.3
International [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6.1	[2],[3]	65.5
International [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2],[3]	0
International [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	178.5	[4]	100.8
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	37.00%		24.00%	26.00%
International [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0
International [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	178.5	[4]	100.8
International [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0
International [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23.4	[5]	40.3
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	5.00%		9.00%	7.00%
International [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.6	[5]	17.0
International [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5.5	[5]	18.6
International [Member] | Partnership Interest [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.3	[5]	4.7
International [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.1	[6]	9.7
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	2.00%		2.00%	2.00%
International [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.5	[6]	2.2
International [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[6]	1.5
International [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5.6	[6]	6.0
International [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	68.5	[7]	39.5
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	14.00%		9.00%	24.00%
International [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	68.4	[7]	5.3
International [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.1	[7]	34.2
International [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[7]	0
International [Member] | Pension Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59.1		19.2
Pension Plan Asset Category as Percent of Total Pension Assets, Percentage	12.00%		5.00%	3.00%
International [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18.9		0
International [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40.2		19.2
International [Member] | Pension Assets, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0		$ 0

[1]	Equity securities are primarily comprised of mutual funds and common/collective trust funds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The common/collective trust funds are generally actively managed investment vehicles.
[2]	In the U.S. pension plan assets, certain changes were made to the equity and fixed income investments which resulted in transfers of pension plan assets from certain common/collective trust funds into separately managed investment accounts. The underlying investments in these separately managed accounts are primarily publicly-traded securities, and such investments have been valued using the quoted price as of December 31, 2011. Accordingly, these investments have been classified as Level 1 as of December 31, 2011.
[3]	Fixed income investments are primarily comprised of mutual funds and common/collective trust funds that invest in corporate and government bonds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The investments in fixed income securities include both actively managed funds and index funds.
[4]	The fair values of insurance contracts are estimated based on the future cash flows to be received under the contracts discounted to the present using a discount rate that approximates the discount rate used to measure the associated pension plan liabilities.
[5]	Venture capital and partnerships are valued at net asset value, which is generally calculated using the most recent partnership financial reports.
[6]	Real estate investments are generally investments in limited partnerships, real estate investment trusts and similar vehicles that invest in real estate. The values of the investments are generally based on the most recent financial reports of the investment vehicles. The managers of each of the investment vehicles estimate the values of the real estate assets underlying the real estate investments using third-party appraisals and other valuation techniques and analysis.
[7]	Cash and cash equivalents include investments in stable value funds. Stable value funds are generally invested in common trust funds and interest-bearing accounts.